FINANCIAL INSTRUMENTS - Financial instruments per category - Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Financial assets	R$ 8,112,935	R$ 9,451,689
Financial income (expenses) from assets	1,134,662	794,015
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,338,097	2,959,135
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,875,394	4,999,004
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	766	3,272
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	543,288	789,901
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	355,390	700,377
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	5,758,393	6,348,294
Financial income (expenses) from assets	550,407	318,105
Financial asset at amortised cost | Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,875,394	4,999,004
Financial asset at amortised cost | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	529,629	789,901
Financial asset at amortised cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	353,370	559,389
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	2,354,542	3,103,395
Financial income (expenses) from assets	584,255	475,910
Financial asset at fair value through profit or loss | Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,338,097	2,959,135
Financial asset at fair value through profit or loss | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	766	3,272
Financial asset at fair value through profit or loss | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	13,659
Financial asset at fair value through profit or loss | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	R$ 2,020	R$ 140,988